Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 3,654	$ 2,468	$ 2,717
Share of equity accounted earnings, net of distributions	(429)	(592)	(495)
Fair value (gains), net	(2,466)	(1,254)	(692)
Deferred income tax expense (benefit)	(218)	20	(711)
Depreciation and amortization	308	275	240
Working capital and other	508	(278)	(314)
Cash flows from (used in) operating activities	1,357	639	745
Financing activities
Debt obligations, issuance	29,804	17,154	16,769
Debt obligations, repayments	(19,936)	(14,124)	(14,733)
Capital securities issued	0	249	0
Capital securities redeemed	(905)	(297)	(171)
Non-controlling interests, issued	3,180	2,391	2,996
Non-controlling interests, purchased	0	(480)	(146)
Limited partnership units, issued	501	0	0
Limited partnership units, repurchased	(81)	(136)	(59)
Distributions to non-controlling interests in operating subsidiaries	(2,631)	(2,679)	(954)
Distributions to limited partnership unitholders	(410)	(301)	(293)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(551)	(516)	(490)
Distributions to holders of Brookfield Office Properties Exchange LP units	(9)	(13)	(13)
Distributions to holders of Class A shares of Brookfield Property REIT Inc.	(89)	0	0
Cash flows from (used in) financing activities	8,873	1,248	2,906
Investing activities
Investment properties and subsidiaries, proceeds of dispositions	5,520	4,729	3,312
Property acquisitions and capital expenditures	(15,393)	(5,879)	(7,711)
Investment in equity accounted investments	(622)	(1,060)	(465)
Proceeds from sale of equity accounted investments and participating loan interests	1,140	1,006	1,092
Settlement of financial assets and other	(17)	(411)	522
Property, plant and equipment and other assets, investments	(492)	(271)	(232)
Property, plant and equipment and other assets, dispositions	522	0	17
Intangible assets, dispositions	1	2	147
Cash acquired in business combinations, net of cash impact from deconsolidation	1,043	(52)	115
Restricted cash and deposits	(108)	50	(31)
Cash flows from (used in) investing activities	(8,406)	(1,886)	(3,234)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	1,824	1	417
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(27)	34	4
Balance, beginning of year	1,491	1,456	1,035
Balance, end of year	3,288	1,491	1,456
Cash paid for:
Income taxes	236	82	131
Interest (excluding dividends on capital securities)	$ 2,253	$ 1,567	$ 1,383